Earnings Per Share Attributable to Federated Investors, Inc. Shareholders Computation of Basic and Diluted Earnings Per Share (Details) (USD $)
In Thousands, except Per Share data, unless otherwise specified
	3 Months Ended																12 Months Ended
	Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Net income attributable to Federated Investors, Inc.	$ 36,943	[1]	$ 38,320	[1]	$ 42,413	[1]	$ 33,231	[1]	$ 46,401	[1],[2]	$ 43,056	[1],[2]	$ 47,650	[1],[2]	$ 42,007	[1],[2]	$ 150,906		$ 179,114		$ 197,292
Basic weighted-average common shares outstanding																	100,609		99,925		99,923
Dilutive potential shares from stock options																	23		68		133
Diluted weighted-average common shares outstanding																	100,632		99,993		100,056
Earnings Per Share, Basic																	$ 1.45	[3]	$ 1.73	[3]	$ 1.93	[3]
Earnings Per Share, Diluted																	$ 1.45	[3]	$ 1.73	[3]	$ 1.92	[3]
Basic [Member]
Net income attributable to Federated Investors, Inc.																	150,906		179,114		197,292
Less: Total income available to participating unvested restricted shareholders																	(4,922)	[4]	(6,443)	[4]	(4,917)	[4]
Total net income attributable to Federated Common Stock, Basic																	145,984	[3]	172,671	[3]	192,375	[3]
Diluted [Member]
Net income attributable to Federated Investors, Inc.																	150,906		179,114		197,292
Less: Total income available to participating unvested restricted shareholders																	(4,921)	[4]	(6,443)	[4]	(4,913)	[4]
Total net income attributable to Federated Common Stock, Diluted																	$ 145,985	[3]	$ 172,671	[3]	$ 192,379	[3]

[1]	During the first, second, third and fourth quarters of 2011, fee waivers in order for certain money market funds to maintain positive or zero net yields totaled $63.4 million, $79.4 million, $88.9 million and $89.0 million, respectively. These fee waivers were partially offset by related reductions in distribution expenses of $49.5 million, $57.8 million, $63.2 million and $61.9 million and net income attributable to noncontrolling interests of $0.8 million, $2.2 million, $2.5 million and $1.0 million such that the net negative pre-tax impact to Federated was $13.1 million, $19.4 million, $23.2 million, and $26.1 million for the first, second, third and fourth quarters of 2011, respectively. During the first, second, third and fourth quarters of 2010, fee waivers in order for certain money market funds to maintain positive or zero net yields totaled $69.5 million, $58.2 million, $53.8 million and $60.0 million, respectively. These fee waivers were partially offset by related reductions in distribution expenses of $51.2 million, $45.0 million, $42.6 million and $47.7 million and net income attributable to noncontrolling interests of $0.5 million, $0.2 million, $0.2 million and $0.2 million such that the net negative pre-tax impact to Federated was $17.8 million, $13.0 million, $11.0 million, and $12.1 million for the first, second, third and fourth quarters of 2010, respectively.
[2]	Federated recorded impairment charges of $7.0 million and $3.2 million related to intangible and fixed assets in the second and fourth quarters of 2010, respectively. See Note (6) for additional information.
[3]	Federated Common Stock excludes unvested restricted stock which are deemed participating securities in accordance with the two-class method of computing earnings per share.
[4]	Income available to participating restricted shareholders includes dividends paid to unvested restricted shareholders, net of forfeited dividends, and their proportionate share of undistributed earnings.